Common Stock Warrants - Narrative (Detail) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 18, 2014	Sep. 30, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 20, 2014	Aug. 31, 2014	Aug. 20, 2014	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010
Class of Warrant or Right [Line Items]
Common stock entitled to purchase (in shares)		10,773,816	10,773,816	10,773,816
Fair value of common stock (in dollars per share)		$ 0.68	$ 1.21	$ 0.68
Change in warrant fair value			$ 5,275,000	$ (9,894,000)	$ 0	$ 0
Number of warrants redeemable for cash (in shares)		0		0
Debt Refinance [Member] | Wilmington Trust, National Association [Member]
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	306,889
ESOP [Member]
Class of Warrant or Right [Line Items]
Share price (in dollars per share)		$ 2.45		$ 2.45			$ 2.45	$ 2.45	$ 2.45	$ 27.15	$ 26.65
Secured Note Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock entitled to purchase (in shares)										602,741		602,614
Expiration date			Mar. 15, 2017	Mar. 15, 2017
Share price (in dollars per share)		$ 34.50	$ 34.50	$ 34.50
Common stock shares reserved (in shares)		1,046,776	1,046,776	1,046,776
Fair value of warrants		$ 20,800,000	$ 20,800,000	$ 20,800,000
Second Lien Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock entitled to purchase (in shares)	2,313,019		1,695,310
Common stock shares reserved (in shares)		3,039,700	3,039,700	3,039,700
Percent of common stock entitled to purchase	12.50%
Strike price (in dollars per share)	$ 0.0001
Fair value of warrants		$ 2,000,000	$ 3,800,000	$ 2,000,000				$ 5,200,000
Third Lien Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock entitled to purchase (in shares)	5,088,643		3,729,680
Common stock shares reserved (in shares)		6,687,340	6,687,340	6,687,340
Percent of common stock entitled to purchase	27.50%
Strike price (in dollars per share)	$ 0.0001
Fair value of warrants		$ 4,500,000	$ 8,000,000	$ 4,500,000				$ 11,300,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Change in warrant fair value			$ (1,200,000)	$ (700,000)
Hypothetical increase or decrease in estimated share price			10.00%	10.00%
Second and Third Lien Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date			Aug. 17, 2024	Aug. 17, 2024
Share price (in dollars per share)								$ 2.45
Common stock shares reserved (in shares)		9,727,040	9,727,040	9,727,040
Strike price (in dollars per share)			$ 0.0001
Change in warrant fair value			$ 5,300,000
Second and Third Lien Warrants [Member] | Other Expense [Member]
Class of Warrant or Right [Line Items]
Change in warrant fair value		$ 9,900,000